Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the six months ended September 30, 2023 and 2024, are as follows:

	Six months ended September 30, 2023
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2023	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

Net unrealized gains (losses) on investment in securities, net of tax of ¥35,524 million	(96,984)						(96,984)
Reclassification adjustment included in net income, net of tax of ¥1,211 million	(3,428)						(3,428)
Impact of changes in policy liability discount rate, net of tax of ¥(38,745) million		110,576					110,576
Debt valuation adjustments, net of tax of ¥43 million			(114)				(114)
Reclassification adjustment included in net income, net of tax of ¥3 million			(9)				(9)
Defined benefit pension plans, net of tax of ¥(19) million				51			51
Reclassification adjustment included in net income, net of tax of ¥52 million				(140)			(140)
Foreign currency translation adjustments, net of tax of ¥22,732 million					158,400		158,400
Reclassification adjustment included in net income, net of tax of ¥(2,328) million					5,183		5,183
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(2,072) million						6,623	6,623
Reclassification adjustment included in net income, net of tax of ¥1,289 million						(4,215)	(4,215)

Total other comprehensive income (loss)	(100,412)	110,576	(123)	(89)	163,583	2,408	175,943

Transaction with noncontrolling interests	0	0	0	0	11	(176)	(165)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0	5,191	(140)	5,051

Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(1)	0	0	0	163	0	162

Balance at September 30, 2023 *	¥(283,445)	¥275,092	¥152	¥(3,706)	¥314,152	¥24,455	¥326,700

*
As of September 30, 2023, net unrealized gains (losses) on investment in securities contained ¥(128) million (net of tax of ¥21 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

	Six months ended September 30, 2024
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2024	¥(250,806)	¥257,785	¥84	¥9,670	¥324,208	¥16,207	¥357,148

Net unrealized gains (losses) on investment in securities, net of tax of ¥21,373 million	(51,324)						(51,324)
Reclassification adjustment included in net income, net of tax of ¥1,380 million	(3,432)						(3,432)
Impact of changes in policy liability discount rate, net of tax of ¥92 million		2,741					2,741
Debt valuation adjustments, net of tax of ¥28 million			(74)				(74)
Reclassification adjustment included in net income, net of tax of ¥1 million			(1)				(1)
Defined benefit pension plans, net of tax of ¥178 million				(352)			(352)
Reclassification adjustment included in net income, net of tax of ¥70 million				(174)			(174)
Foreign currency translation adjustments, net of tax of ¥(2,971) million					(68,723)		(68,723)
Reclassification adjustment included in net income, net of tax of ¥(2,332) million					5,190		5,190
Net unrealized gains (losses) on derivative instruments, net of tax of ¥2,552 million						(13,062)	(13,062)
Reclassification adjustment included in net income, net of tax of ¥(1,397) million						4,833	4,833

Total other comprehensive income (loss)	(54,756)	2,741	(75)	(526)	(63,533)	(8,229)	(124,378)
Less: Other Comprehensive Loss Attributable to the Noncontrolling Interests	0	0	0	(1)	(1,153)	(5)	(1,159)

Less: Other Comprehensive Loss Attributable to the Redeemable Noncontrolling Interests	(12)	0	0	0	(157)	0	(169)

Balance at September 30, 2024 *	¥(305,550)	¥260,526	¥9	¥9,145	¥261,985	¥7,983	¥234,098

*
As of September 30, 2024, net unrealized gains (losses) on investment in securities contained ¥(39) million (net of tax of ¥15 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2023 and 2024 are as follows:

	Six months ended September 30, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥131	Gains on investment securities and dividends
Sales of debt securities	2,305	Life insurance premiums and related investment income
Amortization of debt securities	313	Finance revenues
Amortization of debt securities	1,890	Life insurance premiums and related investment income

	4,639	Total before income tax
	(1,211)	Income tax (expense) or benefit

	¥3,428	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥12	Life insurance costs

	12	Total before income tax
	(3)	Income tax (expense) or benefit

	¥9	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥225	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(32)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	192	Total before income tax
	(52)	Income tax (expense) or benefit

	¥140	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(7,636)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	125	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(7,511)	Total before income tax
	2,328	Income tax (expense) or benefit

	¥(5,183)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(30)	Interest expense
Foreign currency swap agreements	5,534	Interest expense/Other (income) and expense

	5,504	Total before income tax
	(1,289)	Income tax (expense) or benefit

	¥4,215	Net of tax

	Six months ended September 30, 2024
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥750	Gains on investment securities and dividends
Sales of debt securities	(113)	Life insurance premiums and related investment income
Amortization of debt securities	1,250	Finance revenues
Amortization of debt securities	2,925	Life insurance premiums and related investment income

	4,812	Total before income tax
	(1,380)	Income tax (expense) or benefit

	¥3,432	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥2	Life insurance costs

	2	Total before income tax
	(1)	Income tax (expense) or benefit

	¥1	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥198	See Note 16 “Pension Plans”
Amortization of net actuarial loss	47	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	244	Total before income tax
	(70)	Income tax (expense) or benefit

	¥174	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(8,425)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	903	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(7,522)	Total before income tax
	2,332	Income tax (expense) or benefit

	¥(5,190)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥68	Interest expense
Foreign currency swap agreements	(6,294)	Interest expense/Other (income) and expense
Options held/written and other	(4)	Life insurance premiums and related investment income

	(6,230)	Total before income tax
	1,397	Income tax (expense) or benefit

	¥(4,833)	Net of tax